Net interest income (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of net interest income

	2024	2023	2022
	£m	£m	£m
Cash and balances at central banks	11,076	10,262	2,916
Debt securities at amortised cost	2,445	2,337	1,251
Loans and advances at amortised cost	17,836	14,742	12,125
Fair value through other comprehensive income	3,821	4,907	1,963
Cash collateral	2,408	2,375	460
Other[1]	740	452	381
Interest and similar income	38,326	35,075	19,096
Deposits at amortised cost	(14,092)	(11,252)	(3,573)
Debt securities in issue	(6,708)	(6,344)	(3,240)
Subordinated liabilities	(945)	(866)	(530)
Cash collateral	(2,276)	(2,254)	(396)
Other[2]	(1,369)	(1,650)	(785)
Interest and similar expense	(25,390)	(22,366)	(8,524)
Net interest income	12,936	12,709	10,572
Notes:
1 Includes interest income from reverse repurchase agreements and other similar secured lending at amortised cost and negative interest on liabilities.
2 Includes interest expense from repurchase agreement and other similar secured lending at amortised cost and negative expense on assets.